Derivative Instruments (Tables)	3 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of notional amounts of outstanding derivative positions
The following table summarizes the open financial derivative positions as of December 31, 2020, related to crude oil production.

		Weighted Average Price
Calendar Quarter	Notional Volume	Fixed	Put	Call
	(Bbl)	($ per Bbl)
Crude Oil Swaps
Q1 2021	442,253	$52.30	$—	$—
Q2 2021	517,768	$51.17	$—	$—
Q3 2021	534,278	$50.99	$—	$—
Q4 2021	528,116	$51.06	$—	$—
2022	360,000	$45.25	$—	$—

Natural Gas Swaps
Q1 2021	450,000	$2.97	$—	$—
Q2 2021	450,000	$2.97	$—	$—
Q3 2021	450,000	$2.97	$—	$—
Q4 2021	450,000	$2.97	$—	$—

Crude Oil Collars
2022	360,000	$—	$35.00	$42.63

Crude Oil Basis
Q1 2021	435,000	$0.40	$—	$—
Q2 2021	435,000	$0.40	$—	$—
Q3 2021	435,000	$0.40	$—	$—
Q4 2021	435,000	$0.40	$—	$—

Schedule of derivative instruments location and fair value
The following table presents the location and fair value of the Company’s derivative contracts included in the accompanying consolidated balance sheets as of December 31, 2020 and September 30, 2020.

	December 31, 2020
Balance Sheet Classification	Gross Fair Value	Amounts Netted	Net Fair Value
	($ in thousands)
Current derivative assets	$9,419	$(3,338)	$6,081
Non-current derivative assets	—	—	—
Current derivative liabilities	(3,610)	3,338	(272)
Non-current derivative liabilities	(2,970)	—	(2,970)
Total	$2,839	$—	$2,839

	September 30, 2020
Balance Sheet Classification	Gross Fair Value	Amounts Netted	Net Fair Value
	($ in thousands)
Current derivative assets	$19,690	$(871)	$18,819
Non-current derivative assets	4,651	(1,549)	3,102
Current derivative liabilities	(871)	871	—
Non-current derivative liabilities	(1,549)	1,549	—
Total	$21,921	$—	$21,921

Schedule of changes in derivatives, net
The following table presents the Company's derivative activities for the three months ended December 31, 2020 and 2019.

	Three Months Ended December 31,
	2020	2019
	($ in thousands)
Fair value of net asset, beginning of period	$21,921	$14,959
Loss on derivatives	(13,909)	(18,035)
Settlements on derivatives	(5,173)	(556)
Fair value of net asset (liability), end of period	$2,839	$(3,632)